Contingent liabilities and legal proceedings	12 Months Ended
Mar. 31, 2025
Contingent liabilities and legal proceedings
Contingent liabilities and legal proceedings

29. Contingent liabilities and legal proceedings
Contingent liabilities are potential future cash outflows, where the likelihood of payment is considered more than remote, but is not considered probable or cannot be measured reliably.

	2025 €m	2024 € m

Performance and payment bonds 1	1,313	1,399
Note:

1.
Performance bonds require the Group to make payments to third parties in the event that the Group does not perform what is expected of it under the terms of any related contracts or commercial arrangements.

UK pension schemes
The Group’s main defined benefit plan is the Vodafone UK Group Pension Scheme (‘Vodafone UK plan’) which has two segregated sections, the Vodafone Section and the CWW Section, as detailed in note 25 ‘Post employment benefits’.
The Group has covenanted to provide security in favour of both the Vodafone Section and CWW Section when they are in a deficit position. The deficit is measured on a prescribed basis agreed between the Group and the Trustee, which differs from the IAS 19 accounting basis or the funding basis per the triennial actuarial valuation reported in note 25 ‘Post employment benefits’. Consequently, the future level of security may vary in line with movements in the Vodafone UK plan deficit. The Group provides surety bonds as the security.
As at 31 March 2025
,
the Vodafone UK plan holds security over
€
119 million (notional value) for the Vodafone Section and no security is currently required for the CWW Section. The security may be substituted either on a voluntary or mandatory basis. The Company has also provided two guarantees to the Vodafone Section of the Vodafone UK plan for a combined value up to
€
1.49 billion to provide security over the deficit under certain defined circumstances, including insolvency of the employers. The Company has also agreed a similar guarantee of up to
€
1.49 billion for the CWW Section.
An additional smaller UK defined benefit plan, the THUS Plc Group Scheme, has a guarantee from the Company for up to
€
119 million.

Vodafone Idea
As part of the agreement to merge Vodafone India and Idea Cellular in 2017, the parties agreed a mechanism for payments between the Group and Vodafone Idea Limited (‘VIL’) pursuant to the difference between the crystallisation of certain identified contingent liabilities in relation to legal, regulatory, tax and other matters, and refunds relating to Vodafone India and Idea Cellular
 (the ‘CLAM indemnity’).
Cash payments or cash receipts relating to these matters must have been made or received by VIL before any amount becomes due from or owed to the Group. Any future payments by the Group to VIL as a result of this agreement would only be made after satisfaction of this and other contractual conditions. The Group’s maximum potential exposure under this mechanism is capped at INR 64 billion (
€
695 million).
The final liability calculation date under the CLAM indemnity has been agreed to be extended to 30 September 2025. No further cash payments are considered probable from the Group as at 31 March 2025.
The carrying value of the Group’s investment in VIL is
€
nil and the Group is recording no further share of losses in respect of VIL. The Group’s potential exposure to liabilities within VIL is capped by the mechanism described above; consequently, contingent liabilities arising from litigation in India concerning the operations of Vodafone India are not reported.
Indus Towers
Under the terms of the Indus and Bharti Infratel merger in November 2020, a security package was agreed for the benefit of the newly created merged entity, Indus Towers, which could be invoked in the event that VIL was unable to make payments to Indus Towers for the use of towers space. The remaining element of the security package at 31 March 2024 was a secondary pledge over the shares owned by Vodafone Group in Indus Towers, ranking behind Vodafone’s existing lenders for the outstanding bank borrowings of
€
1.7 billion as at 31 March 2024 secured against Indian assets (‘the bank borrowings’), with a maximum liability cap of INR 42.5 billion (
€
472 million). In the event of non-payment of relevant liabilities by VIL, Indus Towers had recourse to any secondary pledged shares, after repayment of the bank borrowings in full, up to the value of the liability cap.
The Group disposed of its investment in Indus Towers in two tranches during June and December 2024 (see note 12 ‘Associates and joint arrangements’). Following the sales the bank borrowings were fully repaid and, in January 2025, surplus proceeds of INR 19.1 billion (
€
207 million) were invested in newly issued VIL equity, which VIL immediately used to partially settle outstanding MSA obligations to Indus Towers resulting in the release of the secondary pledge.
Legal proceedings
The Group is currently involved in a number of legal proceedings, including inquiries from, or discussions with, government authorities that are incidental to its operations.
Legal proceedings where the Group considers that the likelihood of material future outflows of cash or other resources is more than remote are disclosed below. Where the Group assesses that it is probable that the outcome of legal proceedings will result in a financial outflow, and a reliable estimate can be made of the amount of that obligation, a provision is recognised for these amounts.
In all cases, determining the probability of successfully defending a claim against the Group involves the application of judgement as the outcome is inherently uncertain. The determination of the value of any future outflows of cash or other resources, and the timing of such outflows, involves the use of estimates. The costs incurred in complex legal proceedings, regardless of outcome, can be significant.
The Group is not involved in any material proceedings in which any of the Group’s Directors, members of senior management or affiliates are either a party adverse to the Group or have a material interest adverse to the Group.
Tax cases
VISPL tax claims
Vodafone India Services Private Limited (‘VISPL’) has outstanding tax disputes with the Indian tax authorities predominantly relating to Vodafone’s acquisition of Hutchison Essar (later renamed as Vodafone India Limited) covering five assessment years between 2008-09 and 2014-15. The total value of the tax authority claims for those assessment years as at 31 March 2024 was approximately
€
468 million plus interest, and penalties of up to 300% of the principal.
VISPL is taking part in a tax amnesty scheme to resolve these tax disputes. As part of this scheme, in February 2025, VISPL made a payment of
€
130 million to the Indian tax authorities
 for assessment year 2008-09. For the other assessment years, once multiple tax credits, offsets and all tax technical issues have been resolved for the different assessment years, we anticipate VISPL will obtain a net repayment of
€
13 million. The amnesty gives rise to an income statement tax charge of
€
185 million due to tax deposits previously held as recoverable assets being written-off.
Netherlands tax case
Vodafone Europe BV (‘VEBV’) received assessments totalling
€
267 million in tax and interest from the Dutch tax authorities, who challenged the application of the arm’s length principle in relation to various intra-group financing transactions. VEBV appealed against these assessments to the District Court of the Hague where a hearing was held in March 2023. The District Court issued its judgement in July 2023, upholding VEBV’s appeal in relation to the majority of issues and requiring the Dutch tax authorities to significantly reduce its assessments. VEBV and the Dutch tax authorities subsequently appealed the District Court’s judgement before the Court of Appeal of The Hague where the appeal hearing was held in February 2025. A decision is expected during summer 2025.
The Group continues to believe it has robust defences but has recorded a provision of
€
26 million for tax and accrued interest reflecting the July 2023 judgement and the Group’s current view of the probable financial outflow required to fully resolve the issue.

Other cases in the Group
Germany: price increase class action
In November 2023, the Verbraucherzentrale Bundesverband (Federation of German Consumer Organisations) initiated a class action against Vodafone Germany in the Hamm Higher Regional Court. Vodafone Germany implemented price increases of
€
5 per month for fixed lines services in 2023 in response to higher costs. The claim alleges that terms regarding price increases in the consumer contracts entered into by Vodafone Germany’s customers up until August 2023 are invalid under German civil law and seeks reimbursement of the additional charges plus interest. Customers must enter their details onto the register of collective actions on the Federal Office of Justice website in order to participate in the claim. The register opened in April 2024 and as at 31 March 2025, approximately 99,200 customers had registered. Vodafone Germany filed its defence in August 2024 and a hearing will take place on 3 December 2025.
Whilst the Group intends to defend the claim, it is not able to determine the likelihood or estimate the amount of any possible financial loss at this stage of the proceedings.
Germany: claims regarding transfer of data to credit agencies
Individual consumers are bringing claims against Vodafone Germany and/or the other national network operators alleging that information was passed to credit agencies up to February 2024 about contracts for mobile services without consumer consent. The claims seek damages of up to
€
5,000 per contract for GDPR (General Data Protection Regulation) infringement. As at 28 March 2025, Vodafone Germany had been notified of 534 claims filed in various regional courts. Out of 314 court judgements issued so far, Vodafone Germany has been successful in all but seven claims in which damages in the range of
€
100 -
€
400 were awarded to the consumer. The other national network operators are facing similar claims.
The Group’s position is that the transfer of data about the existence of a consumer contract (and not about payments in relation to the contract) to credit agencies is standard practice and justified for the purposes of fraud prevention. However, given the consumer claims, Vodafone Germany has stopped this activity.
Although the total potential number of claims and financial losses is uncertain, the Group believes it has valid defences and that no present obligation exists based on all available evidence.
Germany: investigation by federal data protection authority
In 2021, the BfDI (Federal Commissioner for Data Protection and Freedom of Information) started investigations into potential breaches of the GDPR in relation to systems used to manage and protect customer data. Vodafone Germany has made an immaterial payment to the BfDI in settlement of these investigations.
Germany: investigation by competition authority regarding 1&1
In December 2021 1&1 entered into an agreement with Vantage Towers for the provision of infrastructure for antenna sites. Vantage Towers sub-contracted certain aspects of the delivery under the agreement to Vodafone Germany.
In March 2023, Vodafone Germany and Vodafone Group (together ‘Vodafone’) were informed that 1&1 had submitted a complaint to the Bundeskartellamt (‘BkA’), the competition authority in Germany, alleging infringements of competition law. Following the start of a formal investigation in June 2023, the BkA issued a Statement of Objections on 11 April 2025 with its view that the delayed provision by Vodafone and Vantage Towers of the contractually agreed tower locations acted as an obstacle to 1&1’s market entry and an abuse of dominance. Vodafone’s response to the Statement of Objections is currently due to be submitted to the BkA on 27 June 2025.
Vodafone is currently unable to estimate any possible loss but, while the outcome is uncertain, the Group believes it has valid defences and that it is probable no present obligation exists.
Italy: Iliad v Vodafone Italy
In July 2019, Iliad filed a claim for
€
500 million against Vodafone Italy in the Civil Court of Milan. The claim alleges anti-competitive behaviour in relation to customer portability and certain advertising campaigns by Vodafone Italy. The main hearing on the merits of the claim took place on 8 June 2021. On 17 April 2023, the Civil Court issued a judgement in Vodafone Italy’s favour and rejected Iliad’s claim for damages in full. Iliad filed an appeal before the Court of Appeal of Milan in June 2023. The appeal process is ongoing and a hearing will take place on 25 June 2025 for final arguments.
Following the divestment of Vodafone Italy, this claim is subject to an indemnity provided by the Group to Swisscom. The Group is currently unable to estimate any possible loss in this claim in the event of an adverse judgement on appeal but, while the outcome is uncertain, the Group believes that Vodafone Italy has valid defences and that it is probable that no present obligation exists.

Greece: Papistas Holdings SA, Mobile Trade Stores (formerly Papistas SA) and Athanasios and Loukia Papistas v Vodafone Greece
In October 2019, Mr. and Mrs. Papistas, and companies owned or controlled by them, filed several claims against Vodafone Greece with a total value of approximately
€
330 million for purported damage caused by the alleged abuse of dominance and wrongful termination of a franchise arrangement with a Papistas company. Lawsuits which the Papistas claimants had previously brought against Vodafone Greece, including one also citing Vodafone Group Plc and certain Directors and officers of Vodafone as defendants, were either withdrawn or left dormant. Vodafone Greece filed a counter claim and all claims were heard in February 2020. All of the Papistas claims were rejected by the Athens Court of First Instance because the stamp duty payments required to have the merits of the case considered had not been made. Vodafone Greece’s counter claim was also rejected. The Papistas claimants and Vodafone Greece each filed appeals. Following hearings in February and May 2023, the Court of Appeal dismissed both of the appeals, in the case of the Papistas claimants because the stamp duty payments had again not been made. Whether the Papistas claimants will appeal the judgement is unknown as at the date of this report. There was a further hearing in February 2025 about one aspect of the appeal proceedings and the decision of the Court of Appeal is awaited.
Vodafone is continuing vigorously to defend the claims and based on the progress of the litigation so far the Group believes that it is highly unlikely that there will be an adverse ruling for the Group. On this basis, the Group does not expect the outcome of these claims to have a material financial impact.
UK: Phones 4U in Administration v Vodafone Limited, Vodafone Group Plc and Others
In December 2018, the administrators of former UK indirect seller, Phones 4U, sued the three main UK mobile network operators (‘MNOs’), including Vodafone, and their parent companies in the English High Court. The administrators alleged collusion between the MNOs to withdraw their business from Phones 4U thereby causing its collapse. The judge ordered that there should be a split trial between liability and damages. The first trial on liability took place from May to July 2022. On 10 November 2023, the High Court issued a judgement in Vodafone’s favour and rejected Phones 4U’s allegations that the defendants were in breach of competition law, consistent with Vodafone’s previously stated position that a present obligation does not exist. Phones 4U was granted permission to appeal the judgement from the Court of Appeal. The appeal hearing took place before the Court of Appeal from 19 - 23 May 2025. We are waiting to receive the judgement.
The Group is vigorously defending the appeal and is not able to estimate any possible loss in the event of an adverse judgement on appeal.
South Africa: Kenneth Makate v Vodacom (Pty) Limited
Mr Kenneth Makate, a former employee of Vodacom Pty Limited (‘Vodacom South Africa’), started legal proceedings in 2008 claiming compensation for a business idea that led to the development of a service known as ‘Please Call Me’ (‘PCM’). In July 2014, the Gauteng High Court (‘the High Court’) ruled that Mr Makate had proven the existence of a contract, but that Vodacom South Africa was not bound by that contract because the responsible director did not have authority to enter into such an agreement on Vodacom South Africa’s behalf. The High Court and Supreme Court of Appeal (‘the SCA’) turned down Mr Makate’s application for leave to appeal in December 2014 and March 2015, respectively.
In April 2016, the Constitutional Court of South Africa (‘the Constitutional Court’) granted leave to appeal and upheld Mr Makate’s appeal. It found that Vodacom South Africa is bound by an agreement and ordered the parties to negotiate, in good faith, and agree a reasonable compensation amount payable to Mr Makate or, in the event of a deadlock, for the matter to be referred to Vodacom Group’s Chief Executive Officer (‘the CEO’) for determination. Mr Makate’s application for the aforementioned order to be varied from the determination of an amount to a compensation model based on a share of revenue was dismissed by the Constitutional Court. In accordance with the Constitutional Court order, and after negotiations failed, the CEO issued his determination on 9 January 2019. However, the CEO’s award of R47 million (
€
2 million) was rejected by Mr Makate, who subsequently brought an application in the High Court for the review of the CEO’s determination and award.
The High Court, in a judgement delivered on 8 February 2022, set aside the CEO’s determination and ordered him to reassess the amount employing a set of criteria which would have resulted in the payment of a higher compensation amount, for the benefit of Mr Makate, than that determined by the CEO. Vodacom South Africa appealed against the judgement and the order of the High Court to the SCA. The SCA heard the appeal on 9 May 2023 and its judgement was handed down on 6 February 2024. A majority of three judges, with a minority of two judges dissenting, dismissed the appeal and ruled that Mr Makate is entitled to be paid 5% - 7.5% of the total revenue of the PCM product from March 2001 to the date of the judgement, plus interest.
On 27 February 2024, Vodacom South Africa applied for leave to appeal the judgement and order of the SCA to the Constitutional Court, resulting in the suspension of the operation of the judgement and order of the SCA. On 26 August 2024, the Constitutional Court issued a directive that it would hear Vodacom South Africa’s application for leave to appeal in tandem with its appeal against the SCA judgement and order. The matter was heard on 21 November 2024 and Vodacom South Africa awaits a decision from the Constitutional Court.
Vodacom South Africa is challenging the SCA’s judgement and order on various grounds including, but not limited to, the SCA ignoring the evidence placed before it on the computation of the quantum of compensation payable to Mr Makate, as well as the SCA issuing orders that are incapable of implementation and enforcement.
The CEO’s determination in 2019 amounted to R47 million (
€
2 million). The minority judgement of the SCA raised Mr Makate’s compensation to an amount payable of R186 million (
€
10 million)
.
The value of the compensation amount for Mr Makate, as per the SCA’s majority judgement and order, would at a minimum be R29 billion (
€
1.5 billion). Mr Makate, in his recent submissions to the Constitutional Court, has stated that his request is for compensation in the capital amount of R9.4 billion (
€
473 million), plus interest from 18 January 2019. Consequently, the range of the possible compensation outcomes in this matter is very wide.
The amount ultimately payable to Mr Makate is uncertain and will depend on the success of Vodacom South Africa’s appeal to the Constitutional Court against the judgement and order of the SCA, on the merits of the case. The Group is continuing to challenge the level of compensation payable to Mr Makate and a provision immaterial to the financial statements has been recorded.

UK: Mr Justin Gutmann v Vodafone Limited and Vodafone Group Plc
In November 2023, Mr Gutmann issued claims in the Competition Appeal Tribunal (‘CAT’) seeking permission, as a proposed class representative, to bring collective proceedings on an opt-out basis against the four UK mobile network operators (‘MNOs’) and, in the case of Vodafone Limited and EE Limited, their respective parent companies. Vodafone Group Plc and Vodafone Limited are named defendants to one of the claims with an alleged value of £1.4 billion (approximately
€
1.7 billion), including interest. It is alleged that Vodafone and the other MNOs used their alleged market dominance to overcharge customers after the expiry of the minimum terms of certain mobile contracts (referred to as a ‘loyalty penalty’). A hearing took place before the CAT from 31 March to 2 April 2025 to determine Mr Gutmann’s application for certification of the class and Vodafone’s application for strike out of certain parts of the claim based on limitation. The decision is expected later this year.
Taking into account all available evidence at this stage, the Group’s assessment is that the allegations are without merit and it intends to defend the claim. The Group is currently unable to estimate any possible loss in regards to this issue but, while the outcome is uncertain, the Group believes it is probable that no present obligation exists.